STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Class A Convertible Preferred Stock [Member]	Series B Super Voting Preferred Stock [Member]
Balance, shares at Dec. 31, 2022		37,428,394			56,635,000
Balance, amount at Dec. 31, 2022	$ (595,051)	$ 3,742	$ 236,842	$ (841,298)	$ 5,663	$ 0
Share conversions, shares		13,810,125			(552,405)
Share conversions, amount	0	$ 1,381	(1,326)	0	$ (55)	0
Preferred stock issued for services, shares					200,004
Preferred stock issued for services, amount	110,002	$ 0	109,982	0	$ 20	0
Common stock issued for cash, shares		825,000
Common stock issued for cash, amount	412,500	$ 83	412,417	0	0	0
Common stock issued for services, shares		6,518,950
Common stock issued for services, amount	178,544	$ 652	177,892	0	0	0
Settlement of derivative liability	59,831	0	59,831	0	0	0
Net loss	(1,580,733)	$ 0	0	(1,580,733)	$ 0	0
Balance, shares at Dec. 31, 2023		58,582,469			56,282,599
Balance, amount at Dec. 31, 2023	(1,414,907)	$ 5,858	995,638	(2,422,031)	$ 5,628	0
Share conversions, shares		19,061,800			(762,472)
Share conversions, amount	0	$ 1,906	(1,830)	0	$ (76)	$ 0
Preferred stock issued for services, shares					4,040,000	90
Preferred stock issued for services, amount	2,990,000	$ 0	2,989,596	0	$ 404	$ 0
Common stock issued for services, shares		900,000
Common stock issued for services, amount	43,400	$ 90	43,310	0	0	0
Net loss	(4,514,971)	$ 0	0	(4,514,971)	0	0
Common stock issued for cash, net of offering cost, shares		19,462,532
Common stock issued for cash, net of offering cost, amount	371,070	$ 1,946	369,124	0	0	0
Common stock issued upon note conversions, shares		14,705,144
Common stock issued upon note conversions, amount	329,916	$ 1,470	328,446	0	$ 0	$ 0
Balance, shares at Dec. 31, 2024		112,711,945			59,560,127	90
Balance, amount at Dec. 31, 2024	$ (2,195,492)	$ 11,270	$ 4,724,284	$ (6,937,002)	$ 5,956	$ 0